Consolidated Statement of Financial Position - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Property and equipment	SFr 1	SFr 46,636
Right-of-use assets	564,714
Intangible assets	14,314,877	9,115,410
Other non-current financial assets	199,105	20,001
Total non-current assets	15,078,697	9,182,047
Current assets
Inventories	839,221
Trade receivables	21,746
Other receivables	917,833	80,861
Prepayments	996,910	277,589
Cash and cash equivalents	984,191	11,258,870
Total current assets	3,759,901	11,617,320
Total assets	18,838,598	20,799,367
Equity
Share capital	149,643	114,172
Share premium	188,511,476	177,230,300
Foreign currency translation reserve	62,069	61,297
Accumulated deficit	(176,018,660)	(160,635,879)
Total shareholders’ (deficit)/equity attributable to owners of the Company	12,704,528	16,769,890
Non-current liabilities
Derivative financial instruments	1,233	6,318
Non-current lease liabilities	461,485
Employee benefit liability	668,319	867,376
Deferred tax liabilities	142,484	125,865
Total non-current liabilities	1,273,521	999,559
Current liabilities
Loan		523,920
Derivative financial instruments		310,439
Current lease liabilities	114,251
Trade and other payables	3,697,723	762,453
Accrued expenses	1,048,575	1,433,106
Total current liabilities	4,860,549	3,029,918
Total liabilities	6,134,070	4,029,477
Total equity and liabilities	SFr 18,838,598	SFr 20,799,367